Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Stockholders' Equity [Abstract]
Common stock outstanding at beginning of year	3,003,679,324	3,017,804,012	3,063,155,434
Decrease of common stock by cancellation of treasury stock	(70,000,000)
Common stock held in treasury:
Repurchases of common stock	(80,617,143)	(50,016,744)	(80,020,237)
Sales of common stock	534	296	345
Common stock issued to employees	47,695,273	35,900,087	34,682,592
Cancellation of treasury stock	70,000,000
Other net change in treasury stock	(2,828)	(8,327)	(14,122)
Common stock outstanding at end of year	2,970,755,160	3,003,679,324	3,017,804,012